Note 4 - Leases (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Lease, Cost [Table Text Block]
	Twelve Months	Twelve Months
	Ended March 31,	Ended March 31,
	2022	2021
Finance lease – amortization of ROU asset	$102,689	$100,728
Finance lease – interest on lease liability	6,202	8,164
Operating lease expense	58,536	56,286
	$167,427	$165,178

Schedule of Balance Sheet Information Related to Operating Leases [Table Text Block]
	March 31, 2022	March 31, 2021	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$113,168	$4,850	Other assets
Finance lease right-of-use asset	455,948	481,880	Property, plant & equipment
Total right-of-use assets	$569,116	$486,730

Liabilities
Operating lease liability, current	$52,270	$4,850	Accrued expenses
Finance lease liability, current	104,689	102,689	Current portion of finance lease
Operating lease liability, non-current	60,898	—	Other non-current liabilities
Finance lease liability, non-current	160,869	265,557	Other non-current liabilities
Total lease liabilities	$378,726	$373,096

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
	Leases	Leases
Fiscal 2023	58,536	108,892
Fiscal 2024	58,536	108,892
Fiscal 2025	4,878	54,445
Fiscal 2026	—	—
Fiscal 2027	—	—
Total undiscounted lease payments	$121,950	$272,229
Less: imputed interest	(8,782)	(6,671)
Present value of lease liability	$113,168	$265,558